UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	4/30

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Toews Agility Shares Dynamic Tactical Income ETF

(THY) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Agility Shares Dynamic Tactical Income ETF for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/. You can also request this information by contacting us at 1-800-511-9270.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Agility Shares Dynamic Tactical Income ETF	$98	0.95%

How did the Fund perform during the reporting period?

Performance Overview: The Fund delivered a positive return for the fiscal year ended April 30, 2026, outperforming its broad aggregate bond benchmark but trailing its high-yield benchmark amid a generally favorable credit environment punctuated by a late-period risk-off move.

Key Performance Drivers: The Fund's high-yield exposure benefited from narrowing credit spreads and supportive risk sentiment from May 2025 through September 2025, as moderating inflation and resilient corporate earnings drove credit market gains. The Fund remained fully invested in high-yield ETFs during this constructive period. Performance was pressured during the fourth quarter of 2025 as elevated interest rate volatility and episodic dislocations in the high-yield market, particularly in November, weighed on returns. In March 2026, escalation of the Iran conflict contributed to a sharp rise in oil prices, renewed inflation concerns, and a broad risk-off move across credit markets. The Fund's tactical model signaled defensive positioning beginning March 13, 2026, reached a fully defensive posture by March 16, 2026, and remained fully defensive through April 6, 2026. By the fiscal year end, the Fund had returned to risk-on positioning. This systematic, halves-based execution helped insulate the Fund from the sharpest portion of the late-quarter credit spread widening episode and contributed to relative outperformance versus broad fixed income benchmarks during that risk-off window.

Strategic Techniques: The Fund does not seek to track a specific index. It employs a rules-based, tactical allocation model that targets exposure to high-yield corporate bond ETFs when risk signals are constructive, with flexibility to rotate into investment-grade, Treasuries, or cash when defensive signals trigger. The Fund's strategy is designed to participate in credit market advances while limiting drawdowns through systematic, rule-driven de-risking during periods of credit stress.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Toews Agility Shares Dynamic Tactical Income ETF - NAV	ICE BofA High Yield U.S. Corporates Cash Pay Index	Bloomberg U.S. Aggregate Bond Index
06/24/20	$10,000	$10,000	$10,000
04/30/21	$10,441	$11,247	$9,887
04/30/22	$10,088	$10,689	$9,045
04/30/23	$9,882	$10,819	$9,007
04/30/24	$10,306	$11,781	$8,874
04/30/25	$10,722	$12,804	$9,586
04/30/26	$11,429	$13,934	$9,975

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-511-9270.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 24, 2020)
Toews Agility Shares Dynamic Tactical Income ETF - NAV	6.59%	1.82%	2.31%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.83%	4.38%	5.84%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.04%

Fund Statistics

Table Summary
Net Assets	$86,756,678
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$373,619
Portfolio Turnover	414%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	24.7%
iShares Broad USD High Yield Corporate Bond ETF	24.6%
Xtrackers USD High Yield Corporate Bond ETF	22.3%
iShares Fallen Angels USD Bond ETF	18.5%
BondBloxx BB-Rated USD High Yield Corporate Bond ETF	7.5%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	1.5%
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	0.2%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Toews Agility Shares Dynamic Tactical Income ETF

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-THY

Toews Agility Shares Managed Risk ETF

(MRSK) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Agility Shares Managed Risk ETF for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewsetfs.com/etfs/mrsk-managed-risk-etf/. You can also request this information by contacting us at 1-800-511-9270.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Agility Shares Managed Risk ETF	$103	0.95%

How did the Fund perform during the reporting period?

Performance Overview: The Fund delivered a positive return for the fiscal year ended April 30, 2026, underperforming both the CBOE S&P 500 BuyWrite Index and the S&P 500 Total Return Index. The Fund participated in U.S. large-cap equity gains through most of the period while the option overlay moderated both upside capture and downside during the late-period equity drawdown.

Key Performance Drivers: The Fund's equity allocation participated in the broad U.S. large-cap rebound from May through December 2025, as moderating inflation, resilient corporate earnings, and improving sentiment drove the S&P 500 higher. During the third and fourth quarters of 2025, the systematic options overlay moderated upside capture in a lower-volatility environment, with income-producing positions contributing positively while long-dated put protection acted as a drag during equity advances. Conditions reversed sharply in the first quarter of 2026 as a rotation away from concentrated mega-cap growth leadership, renewed inflation concerns tied to higher energy prices, and the late-quarter escalation of the Iran conflict triggered a broad equity drawdown. The Fund's long-dated put hedges and income-producing option positions partially cushioned the decline, though full equity exposure meant the Fund participated meaningfully in the February-March sell-off.

Strategic Techniques: The Fund maintains broad U.S. large-cap equity exposure through S&P 500 ETFs and uses a structured options overlay to manage downside risk. The Fund invests in S&P 500 ETFs and implements hedging through long-dated put options. Option premium is offset by writing out-of-the-money calls and put spreads, aiming to lower the net cost of hedging. This disciplined framework is designed to mitigate the drawdowns while still participating in equity market growth, accepting that hedge costs may modestly dampen returns during sustained equity advances.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Toews Agility Shares Managed Risk ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
06/24/20	$10,000	$10,000	$10,000
04/30/21	$12,569	$12,415	$13,890
04/30/22	$13,079	$13,479	$13,920
04/30/23	$13,388	$13,328	$14,291
04/30/24	$14,490	$14,544	$17,529
04/30/25	$15,645	$15,925	$19,650
04/30/26	$18,182	$18,716	$25,751

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-511-9270.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 24, 2020)
Toews Agility Shares Managed Risk ETF - NAV	16.21%	7.66%	10.76%
CBOE S&P 500® BuyWrite Index	17.52%	8.56%	11.31%
S&P 500® Index	31.05%	13.14%	17.55%

Fund Statistics

Table Summary
Net Assets	$292,415,373
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$2,412,643
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	93.6%
Purchased Options	6.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.6%
Future Option	6.0%
Equity	88.4%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	88.4%
CME E-Mini Standard & Poor's 500 Index Future, 12/17/27 6800.0 Put	6.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Toews Agility Shares Managed Risk ETF

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewsetfs.com/etfs/mrsk-managed-risk-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-MRSK

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$34,600
2025	$34,200

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$8,000
2025	$7,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark D. Gersten, Anthony J.Hertl, Gary W. Lanzen, John V. Palancia and Mark H. Taylor.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

(Ticker THY)

TOEWS AGILITY SHARES MANAGED RISK ETF

(Ticker MRSK)

April 30, 2026

Annual Financial Statements and Additional Information

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
158,900	BondBloxx BB-Rated USD High Yield Corporate Bond ETF	$6,521,638
35,600	BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	1,325,388
5,251	BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	178,980
573,000	iShares Broad USD High Yield Corporate Bond ETF	21,332,790
591,000	iShares Fallen Angels USD Bond ETF	16,042,695
907,600	SPDR Portfolio High Yield Bond ETF	21,373,980
527,300	Xtrackers USD High Yield Corporate Bond ETF	19,373,002
	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,489,281)	86,148,473

	TOTAL INVESTMENTS - 99.3% (Cost $85,489,281)	$86,148,473
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	608,205
	NET ASSETS - 100.0%	$86,756,678

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 88.4%
358,010	iShares Core S&P 500 ETF	$258,508,281
	TOTAL EXCHANGE-TRADED FUNDS (Cost $218,569,969)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 6.0%
	PUT OPTIONS PURCHASED - 6.0%
859	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/17/2027	$6,800	$326,763,600	$17,652,450
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $22,089,669)

	TOTAL INVESTMENTS - 94.4% (Cost $240,659,638)					$276,160,731
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%					16,254,642
	NET ASSETS - 100.0%					$292,415,373

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Fair Value and Unrealized Appreciation
100	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/22/2026	$36,218,750	$2,455,727
	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
ASSETS
Investment securities:
At cost	$85,489,281	$240,659,638
At fair value	$86,148,473	$276,160,731
Cash	686,252	13,793,580
Deposits at broker for options and futures contracts	—	4,689,119
Receivable for securities sold	—	967,574
Unrealized appreciation on futures contracts	—	2,455,727
Prepaid expenses and other assets	821	6,932
TOTAL ASSETS	86,835,546	298,073,663

LIABILITIES
Payable for fund shares redeemed	—	928,305
Investment advisory fees payable	52,681	168,051
Payable to related parties	2,840	12,972
Payable for securities purchased	—	4,529,647
Accrued expenses and other liabilities	23,347	19,315
TOTAL LIABILITIES	78,868	5,658,290
NET ASSETS	$86,756,678	$292,415,373

Net Assets Consist Of:
Paid in capital (a)	$91,933,642	$284,818,524
Accumulated gain (loss)	(5,176,964)	7,596,849
NET ASSETS	$86,756,678	$292,415,373

Net Asset Value Per Share:
Shares:
Net Assets	$86,756,678	$292,415,373
Shares of beneficial interest outstanding (a)	3,925,000	7,875,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.10	$37.13

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
INVESTMENT INCOME
Dividends	$3,393,967	$3,204,246
Interest	309,111	680,975
TOTAL INVESTMENT INCOME	3,703,078	3,885,221

EXPENSES
Investment advisory fees	514,094	2,562,221
Administration fees	85,011	280,147
Audit and tax fees	21,297	21,297
Trustees’ fees and expenses	16,981	16,981
Legal fees	15,036	15,035
Custodian fees	14,485	18,808
Compliance officer fees	10,994	22,664
Transfer agent fees	10,601	13,701
Printing and postage expenses	8,946	27,933
Insurance expense	2,507	3,994
Accounting services fees	395	1,150
Interest expense	—	7,310
Other expenses	16,001	30,001
TOTAL EXPENSES	716,348	3,021,242
Less: Fees waived and expenses reimbursed by the Adviser	(140,475)	(149,578)
NET EXPENSES	575,873	2,871,664

NET INVESTMENT INCOME	3,127,205	1,013,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS
Net realized loss from investments	(865,682)	(383,947)
Net realized gain from futures contracts	—	8,003,079
Net realized loss from options purchased	—	(17,435,075)
Net realized loss from options written	—	(3,587,395)
Net realized gain from in-kind redemptions	22,221	17,705,005
Net change in unrealized appreciation on investments	712,770	48,532,160
Net change in unrealized appreciation on futures contracts	—	592,966
Net change in unrealized depreciation on options purchased	—	(8,850,251)
Net change in unrealized depreciation on options written	—	(213,374)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS	(130,691)	44,363,168

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,996,514	$45,376,725

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
FROM OPERATIONS
Net investment income	$3,127,205	$1,657,532
Net realized loss from investments, options and futures contracts	(865,682)	(595,445)
Net realized gain from in-kind redemptions	22,221	37,752
Net change in unrealized appreciation on investments, options and futures contracts	712,770	42,110
Net increase in net assets resulting from operations	2,996,514	1,141,949

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(3,163,438)	(1,629,365)
Net decrease in net assets from distributions to shareholders	(3,163,438)	(1,629,365)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	53,055,013	11,810,098
Payments for shares redeemed	(2,768,208)	(5,592,990)
Net increase in net assets from shares of beneficial interest	50,286,805	6,217,108

TOTAL INCREASE IN NET ASSETS	50,119,881	5,729,692

NET ASSETS
Beginning of Year	36,636,797	30,907,105
End of Year	$86,756,678	$36,636,797

SHARE ACTIVITY
Shares Sold	2,375,000	525,000
Shares Redeemed	(125,000)	(250,000)
Net increase in shares from beneficial interest outstanding	2,250,000	275,000

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
FROM OPERATIONS
Net investment income	$1,013,557	$885,788
Net realized loss from investments, options and futures contracts	(13,403,338)	(12,142,477)
Net realized gain from in-kind redemptions	17,705,005	35,480,663
Net change in unrealized appreciation (depreciation) on investments, options and futures contracts	40,061,501	(12,164,295)
Net increase in net assets resulting from operations	45,376,725	12,059,679

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,218,833)	(869,790)
Net decrease in net assets from distributions to shareholders	(1,218,833)	(869,790)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	59,832,167	264,212,784
Payments for shares redeemed	(76,986,913)	(139,026,051)
Net increase (decrease) in net assets from shares of beneficial interest	(17,154,746)	125,186,733

TOTAL INCREASE IN NET ASSETS	27,003,146	136,376,622

NET ASSETS
Beginning of Year	265,412,227	129,035,605
End of Year	$292,415,373	$265,412,227

SHARE ACTIVITY
Shares Sold	1,725,000	8,075,000
Shares Redeemed	(2,125,000)	(4,125,000)
Net increase (decrease) in shares from beneficial interest outstanding	(400,000)	3,950,000

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
Net asset value, beginning of year	$21.87	$22.08	$22.24	$23.69	$25.29
Activity from investment operations:
Net investment income (a)	1.15	1.13	1.10	0.84	0.45
Net realized and unrealized gain (loss) on investments (b)	0.27	(0.24)	(0.17)	(1.31)	(1.29)
Total from investment operations	1.42	0.89	0.93	(0.47)	(0.84)
Less distributions from:
Net investment income	(1.19)	(1.10)	(1.09)	(0.80)	(0.48)
Return of capital	—	—	—	(0.01)	—
Net realized gains	—	—	—	(0.17)	(0.28)
Total distributions	(1.19)	(1.10)	(1.09)	(0.98)	(0.76)
Net asset value, end of year	$22.10	$21.87	$22.08	$22.24	$23.69
Market price, end of year	$22.11	$21.89	$22.08	$22.24	$23.69
Total return (c)	6.59%	4.04%	4.30%	(2.05)%	(3.38)%
Market Price Total return (c)	6.54%	4.13%	4.30%	(2.05)%	(3.27)%
Net assets, end of year (000s)	$86,757	$36,637	$30,907	$39,467	$34,353
Ratio of gross expenses to average net assets (d)(e)	1.18%	1.41%	1.39%	1.31%	1.27%
Ratio of net expenses to average net assets (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (f)	5.16%	5.04%	5.02%	3.65%	1.85%
Portfolio Turnover Rate (g)	414%	679%	486%	614%	548%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
Net asset value, beginning of year	$32.07	$29.83	$27.73	$27.39	$30.11
Activity from investment operations:
Net investment income (loss) (a)	0.12	0.16	0.24	0.20	(0.01)
Net realized and unrealized gain on investments (b)	5.08	2.23	2.03	0.43	1.48
Total from investment operations	5.20	2.39	2.27	0.63	1.47
Less distributions from:
Net investment income	(0.14)	(0.15)	(0.06)	—	(0.04)
Net realized gains	—	—	(0.11)	(0.29)	(4.15)
Total distributions	(0.14)	(0.15)	(0.17)	(0.29)	(4.19)
Net asset value, end of year	$37.13	$32.07	$29.83	$27.73	$27.39
Market price, end of year	$37.08	$31.98	$29.90	$27.82	$27.33
Total return (c)	16.21%	7.98%	8.23%	2.36%	4.06%
Market Price Total return (c)	16.38%	7.42%	8.13%	2.92%	3.82%
Net assets, end of year (000s)	$292,415	$265,412	$129,036	$49,920	$30,819
Ratio of gross expenses to average net assets (d)(e)(h)	1.00%	1.02%	1.09%	1.32%	1.79%
Ratio of net expenses to average net assets (d)(h)	0.95%	0.95%	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets (f)(h)	0.34%	0.49%	0.82%	0.76%	(0.05)%
Portfolio Turnover Rate (g)	0%	6%	9%	13%	335%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to timing of share transactions during the year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

(h)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (d)(e)	1.00%	1.02%	1.09%	1.32%	1.78%

Net expenses to average net assets (d)	0.95%	0.95%	0.95%	0.95%	0.95%

Net investment income (loss) to average net assets (f)	0.34%	0.49%	0.82%	0.76%	(0.04)%

See accompanying notes to financial statements.

Toews Agility Shares ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2026

(1)	ORGANIZATION

The Toews Agility Shares Dynamic Tactical Income ETF (the “Income Fund”) and Toews Agility Shares Managed Risk ETF (the “Managed Risk Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds commenced operations on June 24, 2020. The Funds are actively managed exchange traded funds (“ETFs”) that are each a “fund of funds” in that the Funds will generally invest in other investment companies. The Income Fund’s investment objective is to seek to provide income. A secondary objective of the Fund is to limit risk during unfavorable market conditions. The Income Fund seeks to achieve its investment objective by tactically investing in a portfolio of income-producing securities, including high-yield bonds, investment grade bonds, municipal bonds, U.S. Treasuries and/or cash/cash equivalents. In order to gain exposure these securities the Fund invests primarily in exchange traded funds (“ETFs”); options on ETFs, equities and indices; futures and options that invest in or are otherwise exposed to domestic and foreign high-yield debt instruments (also known as “junk bonds”), and U.S. or foreign cash equivalents. In addition, the Fund may invest directly in domestic and foreign high-yield debt instruments and U.S. or foreign cash equivalents. The Managed Risk Fund’s investment objective is to provide long-term growth of capital and income, while limiting risk. The Managed Risk Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on exchange traded funds (“ETFs”), 5) ETFs that invest primarily in common stocks, 6) ETFs that invest primarily in fixed income securities, 7) common stocks, 8) fixed income securities and 9) cash or cash equivalents.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

valued at amortized cost (which approximates fair value). Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in ETFs; ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$86,148,473	$—	$—	$86,148,473
Total	$86,148,473	$—	$—	$86,148,473

Managed Risk Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$258,508,281	$—	$—	$258,508,281
Future Options Purchased	17,652,450	—	—	17,652,450
Open Long Futures Contracts	2,455,727	—	—	2,455,727
Total	$278,616,458	$—	$—	$278,616,458

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the year ended April 30, 2026, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2026:

Managed Risk Fund

				Net Amounts of
			Gross Amounts	Assets & Liabilities
	Gross Amounts	Gross Amounts	Offset in the	Presented in the			Net Amount of
	of Recognized	of Recognized	Statements of	Statements of	Financial	Cash Collateral	Assets &
Description	Assets	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged *	Liabilities
Futures Contracts	$2,455,727	$—	$—	$2,455,727	$—	$—	$2,455,727
Future Options Purchased	17,652,450	—	—	17,652,450	—	—	17,652,450
Total	$20,108,177	$—	$—	$20,108,177	$—	$—	$20,108,177

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Please refer to the Statements of Assets and Liabilities for the total collateral held as of April 30, 2026.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Statements of Assets and Liabilities as of April 30, 2026:

Managed Risk Fund

Derivative Investments Type	Risk	Location on the Statements of Assets and Liabilities	Amount
Future Options Purchased	Equity	Investment Securities at Fair Value	$17,652,450
Futures Contracts	Equity	Unrealized Appreciation on Futures Contracts	2,455,727

The following is a summary of the location of derivative investments in the Statements of Operations for the year ended April 30, 2026:

Managed Risk Fund

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Loss From Options Purchased	$(17,435,075)
Options Written	Equity	Net Realized Loss From Options Written	(3,587,395)
Futures Contracts	Equity	Net Realized Gain From Futures Contracts	8,003,079
Options Purchased	Equity	Net Change in Unrealized Depreciation on Options Purchased	(8,850,251)
Options Written	Equity	Net Change in Unrealized Depreciation on Options Written	(213,374)
Futures Contracts	Equity	Net Change in Unrealized Appreciation on Futures Contracts	592,966

The derivative instruments outstanding as of April 30, 2026 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Income Fund and annually by the Managed Risk Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2023, to April 30, 2025, or expected to be taken in the Funds’ April 30, 2026, year-end tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of April 30, 2026, the Income Fund and Managed Risk Fund held $686,252 and $13,793,580, respectively, in cash at Brown Brothers Harriman & Co. that exceeded the FDIC insurance limit of $250,000 per account.

(4)	INVESTMENT TRANSACTIONS

For the year ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Income Fund amounted to $222,698,995 and $221,696,148, respectively. For the year ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Income Fund, amounted to $50,449,142 and $1,648,181, respectively.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

For the year ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Managed Risk Fund amounted to $690,205 and $22,005,558, respectively. For the year ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Managed Risk Fund, amounted to $59,788,375 and $76,668,355, respectively.

(5)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Toews Corporation serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Funds, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies. As compensation for its services, the Funds pay to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.85% of its average daily net assets. For the year ended April 30, 2026, the Income Fund and Managed Risk Fund incurred advisory fees of $514,094 and $2,562,221, respectively.

The Adviser, pursuant to an expense limitation agreement (the “Agreement”) has contractually agreed to reduce the Funds’ fees and/or absorb expenses of each Fund until at least August 31, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. The Agreement may be terminated by the Board on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Funds and their shareholders. For the year ended April 30, 2026, the Income Fund and Managed Risk Fund waived advisory fees in the amount of $140,475 and $149,578, respectively.

As of April 30, 2026, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	April 30, 2027	April 30, 2028	April 30, 2029	Total
Income Fund	$144,888	$151,472	$140,475	$436,835
Managed Risk Fund	$138,824	$121,131	$149,578	$409,533

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Maximum Additional Variable Charge for Cash
Fee for In-Kind and Cash Purchases	Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested. For the year ended April 30, 2026, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Income Fund	$4,600	$—
Managed Risk Fund	$11,000	$—

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with the Funds’ investments which include, but are not limited to: authorized participant concentration risk, cybersecurity risk, derivatives risk, futures risk, gap risk, leverage risk, limited history of operations risk, management risk, newly-formed company risk, options risk and securities market risk.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Underlying Fund Risk – Each Underlying Fund, including each ETF, is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Derivatives Risk – The derivative instruments in which the Funds may invest, including futures, options and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks: The Funds are structured as ETFs and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Funds’ shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Funds’ shares to constitute a Creation Unit.

●	Trading Issues. Trading in Funds’ shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Funds’ shares inadvisable, such as extraordinary market volatility. There can be no assurance that Funds’ shares will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Funds’ shares.

●	Market Price Variance Risk. The market prices of Funds’ shares will fluctuate in response to changes in NAV and supply and demand for Funds’ shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Funds’ shares on the secondary market, and you may receive less than NAV when you sell those Funds’ shares. The market price of Funds’ shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Funds’ shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Funds’ shares are falling fastest, which may be the time that you most want to sell your Funds’ shares. The Funds’ investment results are measured based upon the daily NAV of the Funds over a period of time. Investors purchasing and selling Funds’ shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Funds.

In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Funds’ shares and the Funds’ NAV.

●	The market price for the Funds’ shares may deviate from the Funds’ NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Funds’ shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds’ shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

●	In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by each Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; tariffs and trade wars; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ NAV, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 10).

Portfolio Turnover Risk – As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for a Fund itself will result in higher transactional and brokerage costs. Active trading may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

(8)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$85,489,529	$674,068	$(15,124)	$658,944
Managed Risk Fund	238,678,146	44,375,531	(4,437,219)	39,938,312

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

(9)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended April 30, 2026, and April 30, 2025, was as follows:

For the period ended April 30, 2026:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Income Fund	$3,163,438	$—	$—	$—	$3,163,438
Managed Risk Fund	1,218,833	—	—	—	1,218,833

For the period ended April 30, 2025:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Income Fund	$1,629,365	$—	$—	$—	$1,629,365
Managed Risk Fund	869,790	—	—	—	869,790

As of April 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Income Fund	$37,158	$—	$(1,242,654)	$(4,630,412)	$—	$658,944	$(5,176,964)
Managed Risk Fund	612,716	—	(6,922,600)	(26,031,579)	—	39,938,312	7,596,849

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Income Fund	$1,242,654
Managed Risk Fund	6,922,600

At April 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Income Fund	$3,726,963	$903,449	$4,630,412	$—
Managed Risk Fund	11,487,730	14,543,849	26,031,579	—

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Permanent book and tax differences, primarily attributable book/tax basis treatment of realized gain (loss) on in-kind redemptions resulted in reclassifications for the Funds for the period ended April 30, 2026 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Income Fund	$77,198	$(77,198)
Managed Risk Fund	17,705,005	(17,705,005)

(10)	SECURITIES LENDING

The Income Fund has entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Income Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Income Fund’s security lending procedures. The Income Fund continues to receive interest or dividends on the securities loaned. The Income Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Income Fund could experience delays or losses on recovery. Additionally, the Income Fund is subject to the risk of loss from investments made with the cash received as collateral. The Income Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of April 30, 2026, the Income Fund did not have any securities out on loan.

(11)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Income Fund and the Managed Risk Fund invest in other ETFs. Each ETF is subject to specific risks depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Managed Risk Fund will be directly affected by the performance of the iShares Core S&P 500 ETF. The annual report for these securities, along with the report of the independent registered public accounting firm are included in these securities’ Form N-CSRs available at “www.sec.gov”. As of April 30, 2026, the percentage of the Managed Risk Fund’s net assets invested in the iShares Core S&P 500 ETF was 88.4%.

(12)	NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on each Fund’s financial statements.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

(13)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk ETF (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, including the schedule of investments, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Toews Funds since 2013.

Denver, Colorado
June 29, 2026

Toews Agility Shares ETFs
ADDITIONAL INFORMATION (Unaudited) April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the poclies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-800-511-9270, by visiting www.toewsetfs.com, or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/2/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 7/2/2026